Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies
Leases
The Company leases laboratory, office and storage facilities in San Antonio, Texas, under operating lease agreements that expire in 2025. The Company also leases certain office space in Austin, Texas under a month-to-month
operating lease agreement and certain office space in Charlottesville, Virginia (the “Charlottesville Lease”). The Charlottesville Lease has a term of 12 months and the Company has the ability to renew for three additional one-year
periods. On March 31, 2023, Company believed that it was reasonably certain that the Charlottesville Lease will be renewed through March 31, 2026, and as a result, it remeasured the related lease liability as of March 31, 2023 to be $80,000 using the then-in-effect
discount rate of 12.76%. Effective July 1, 2023, the Company added additional office lease premises in Charlottesville, which was accounted for as a separate operating lease contract with a lease liability and corresponding right-of-use
asset of $19,000, as a discount rate of 13.47%.
Piramal Master Services Agreement
On January 8, 2021, the Company entered into a Master Services Agreement (the “MSA”) with Piramal Pharma Solutions, Inc. (“Piramal”), for Piramal to perform certain services related to the development, manufacture, and supply of the Company’s rhenium (
186
Re) obisbemeda intermediate drug product. The MSA includes the transfer of analytical methods, development of microbiological methods, process transfer and optimization, intermediate drug product manufacturing, and stability studies for the Company, which has been initiated at Piramal’s facility located in Lexington, Kentucky.
The MSA has a term of five years and will automatically renew for successive one-year
terms unless either party notifies the other no later than six months prior to the original term or any additional terms of its intention to not renew the MSA. The Company has the right to terminate the MSA for convenience upon thirty days’ prior written notice. Either party may terminate the MSA upon an uncured material breach by the other party or upon the bankruptcy or insolvency of the other party.
Other commitments and contingencies
The Company has entered into agreements with various research organizations for pre-clinical
and clinical development studies, which have provisions for cancellation. Under the terms of these agreements, the vendors provide a variety of services including conducting research, recruiting and enrolling patients, monitoring studies and data analysis. Payments under these agreements typically include fees for services and reimbursement of expenses. The timing of payments due under these agreements is estimated based on current study progress. As of March 31, 2024, the Company did not have any clinical research study obligations.
Legal proceedings
From time to time, the Company is subject to legal proceedings and claims, whether asserted or unasserted, that arise in the ordinary course of business. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management assesses the probability of loss for such contingencies and accrues a liability and/or discloses the relevant circumstances, as appropriate.

6. Commitments and Contingencies
Leases
At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the Company calculates the associated lease liability and corresponding right-of-use
asset upon lease commencement using a discount rate based on the rate implicit in the lease or an incremental borrowing rate commensurate with the term of the lease. Lease renewable options are included in the estimation of lease term when it is reasonably certain that the Company will exercise such options.
The Company records lease liabilities within current liabilities or long-term liabilities based upon the length of time associated with the lease payments. The Company records its operating lease right-of-use
assets as long-term assets. Leases with an initial term of 12 months or less are not recorded on the balance sheets. Instead, the Company recognizes lease expense for these leases on a straight-line basis over the lease term in the statements of operations.
The Company leases laboratory, office and storage facilities in San Antonio, Texas, under operating lease agreements that expire in 2025. The Company also leases certain office space in Austin, Texas under a month-to-month
operating lease agreement and certain office space in Charlottesville, Virginia (the “Charlottesville Lease”). The Company’s existing operating lease agreements generally provide for periodic rent increases, and renewal and termination options. The Company’s lease agreements do not contain any material variable lease payments, residual value guarantees or material restrictive covenants.
The Charlottesville Lease has a term of 12 months and the Company has the ability to renew for three additional one-year
periods. The Charlottesville Lease is currently set to expire on March 31, 2024, and is renewable twice for twelve months each time. On March 31, 2023, Company believed that it was reasonably certain that the Charlottesville Lease will be renewed through March 31, 2026, and as a result, it remeasured the related lease liability as of March 31, 2023 to be $80,000 using the then-in-effect
discount rate of 12.76%. Effective July 1, 2023, the Company added additional office lease premises in Charlottesville, which was accounted for as a separate operating lease contract with a lease liability and corresponding right-of-use
asset of $19,000, at a discount rate of 13.47%.
Certain leases require the Company to pay taxes, insurance, and maintenance. Payments for the transfer of goods or services such as common area maintenance and utilities represent non-lease
components. The Company elected the package of practical expedients and therefore does not separate non-lease
components from lease components.
The Company’s operating lease liabilities and corresponding
right-of-use
assets are included in the balance sheets. As of December 31, 2023, the weighted average discount rate used to measure operating lease liabilities and the operating leases remaining term were 10.67% and 1.6 years, respectively.
The table below summarizes the Company’s operating lease costs from its statements of operations, and cash payments from its statements of cash flows.

	Year Ended December 31,
	2023	2022
Lease expense:
Operating lease expense	$141	$159

Total lease expense	$141	$159

Cash payment information:
Operating cash used for operating leases	$141	$159

Total cash paid for amounts included in the measurement of lease liabilities	$141	$159

Total rent expenses for each of the years ended December 31, 2023 and 2022 was $0.2 million, which includes leases in the table above, month-to-month
operating leases, and common area maintenance charges.

The Company’s future minimum annual lease payments under operating leases at December 31, 2023 are as follows (in thousands):

Operating Leases
2024	146
2025	60
2026	11

Total minimum lease payments	$217

Less: amount representing interest	(12)

Present value of obligations under leases	205
Less: current portion	(120)

Noncurrent lease obligations	$85

Services Agreement and Sales Order with Medidata
On March 31, 2022, the Company and Medidata Solutions, Inc. (“Medidata”) entered into a Sales Order (the “Sales Order”), pursuant to which Medidata will build a Synthetic Control Arm
®
(“SCA”) platform that facilitates the use of historical clinical data to incorporate into the Company’s Phase 2 clinical trial of rhenium (
186
Re) obisbemeda in recurrent glioblastoma (“GBM”). The Sales Order is governed under the terms of a services agreement, dated November 5, 2021. The Sales Order had a term of six months, and work under the Sales Order has been completed.
Piramal Master Services Agreement
On January 8, 2021, the Company entered into a Master Services Agreement (the “MSA”) with Piramal Pharma Solutions, Inc. (“Piramal”), for Piramal to perform certain services related to the development, manufacture, and supply of the Company’s rhenium (
186
Re) obisbemeda-Liposome Intermediate Drug Product. The MSA includes the transfer of analytical methods, development of microbiological methods, process transfer and optimization, intermediate drug product manufacturing, and stability studies for the Company, which has been initiated at Piramal’s facility located in Lexington, Kentucky.
The MSA has a term of five years and will automatically renew for successive one-year
terms unless either party notifies the other no later than six months prior to the original term or any additional terms of its intention to not renew the MSA. The Company has the right to terminate the MSA for convenience upon thirty days’ prior written notice. Either party may terminate the MSA upon an uncured material breach by the other party or upon the bankruptcy or insolvency of the other party.
Other Commitments and Contingencies
The Company has entered into agreements with various research organizations for pre-clinical
and clinical development studies, which have provisions for cancellation. Under the terms of these agreements, the vendors provide a variety of services including conducting research, recruiting and enrolling patients, monitoring studies and data analysis. Payments under these agreements typically include fees for services and reimbursement of expenses. The timing of payments due under these agreements is estimated based on current study progress. As of December 31, 2023, the Company did not have any clinical research study obligations.
Legal proceedings
On December 9, 2022, the Company entered into a settlement agreement (the “Settlement Agreement”) with Lorem Vascular, Pte. Ltd. (“Lorem”) to settle a prior litigation matter. Under the terms of the Settlement
Agreement, the Company made a payment to Lorem, and Lorem moved to dismiss the lawsuit with prejudice. The Settlement Agreement released the Company from all claims made by Lorem. The parties to the Settlement Agreement recognized that it did not constitute an admission of liability, wrongdoing, or any matter of fact or law. The Settlement was conditioned on the customary terms contained in the Settlement Agreement and was approved by the Court and the case was dismissed on January 17, 2023. As of December 31, 2022, the Company accrued the settlement amount, as well as the accounts that the Company has confirmed to be recoverable under its insurance claims on the matter. The net amount of $1.4 million that was not recoverable under the Company’s insurance has been reflected as an expense in the statement of operations for the year ended December 31, 2022. The full settlement amount was paid in January 2023. All legal costs related to the Lorem Claim were expensed as incurred.
The Company is subject to various claims and contingencies related to legal proceedings. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management assesses the probability of loss for such contingencies and accrues a liability and/or discloses the relevant circumstances, as appropriate.